Income taxes	12 Months Ended
Sep. 30, 2025
Income taxes
Income taxes

21.Income taxes

a)	Income tax recovery

Income tax recovery is made up of the following components:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Current income tax recovery (expense):	$—	$—	$—
Deferred income tax (recovery) expense:	—	—	—
Net finance costs	$—	$—	$—

b)	Reconciliation of effective income tax rate

The Company’s effective income tax rate differs from the statutory rate of 26.5% that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to loss before income taxes. These differences result from the following:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Loss before income taxes	$(9,626,694)	$(7,437,759)	$(9,306,360)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,551,074)	(1,971,006)	(2,466,185)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	96,873	130,295	149,270
Foreign operations subject different tax rates	—	(21)	1,447
Fair value of warrant liabilities	(351,270)	(814,569)	(1,547,916)
Unrecognized temporary differences	2,805,471	2,655,301	3,863,384
	$—	$—	$—

c)Deferred tax balances

The following tables deferred tax assets (liabilities) have been recognized in the consolidated financial statements:

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2024	loss	30, 2025

Deferred tax assets (liabilities)
Net operating loss carry forwards	$13,598	$17,489	$31,087
Unrealized foreign exchange gains on loans	—	(13,108)	(13,108)
Intangibles and development costs	(13,598)	(4,381)	(17,979)
	$—	$—	$—

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2023	loss	30, 2024

Deferred tax assets (liabilities)
Net operating loss carry forwards	$16,869	$(3,271)	$13,598
Intangibles and development costs	(16,869)	3,271	(13,598)
	$—	$—	$—

	Balance at	Recognized	Balance at
	September	in profit or	September
	30, 2022	loss	30, 2023
Deferred tax assets (liabilities)
Net operating loss carry forwards	$26,459	$(9,590)	$16,869
Intangibles and development costs	(26,459)	9,590	(16,869)
	$—	$—	$—

d)	Unrecognized net deferred tax assets

Deferred taxes reflect the impact of loss carry forwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by enacted tax laws. However, DEFSEC has not recorded net deferred tax assets at September 30, 2025, and 2024 on the following deductible temporary differences, due to the uncertainty involved in determining whether these deferred tax assets will be realized upon expiration due to DEFSEC’s limited history and cumulative operating losses since its inception.

The following is a summary of DEFSEC’s unrecognized deductible temporary differences:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Net operating loss carry forwards	$53,821,414	$42,737,987	$30,178,141
Share issuance costs	7,146,906	5,072,949	5,275,081
Property and equipment	226,120	1,379,540	1,399,023
Intangibles and development costs	3,501,940	171,182	1,356,922
Scientific R&D expenditures	1,583,058	1,583,058	1,583,058
Right of use asset and lease obligation	(1,165,181)	(130,912)	(75,115)
Right of use asset and lease obligation	1,303,444	203,068	143,601
Other	33,945	45,201	—
	$66,451,646	$51,062,073	$39,860,711

e)Available net operating losses

At September 30, 2025, DEFSEC has the following net operating losses in Canada available to reduce future year’s taxable income which expire as follows:

Year ended
September 30,
2025

2036	$391,014
2037	747,861
2038	1,174,797
2039	1,732,039
2040	338,504
2041	5,518,336
2042	8,592,392
2043 and thereafter	35,326,471
$53,821,414

f)	Available research and development investment tax credits

The Company has the following research and development investment tax credits available to reduce future years’ income taxes payable which expire as follows:

Year ended
September 30,
2025

2038	$13,361
2039	6,742
2040	—
2041	328,480
2043 and thereafter	—
$348,583